CHANNEL SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

CORPORATE BONDS — 93.23%	Principal Amount	Fair Value

Corporate Bonds - Domestic — 87.13%
Ally Financial, Inc., 1.45%, 10/2/2023	$ 500,000	$ 510,675
Ally Financial, Inc., 5.75%, 11/20/2025	250,000	291,309
American Tower Corp., 1.50%, 1/31/2028	500,000	503,618
AT&T, Inc., 4.25%, 3/1/2027	450,000	526,658
B&G Foods, Inc., 5.25%, 4/1/2025	250,000	258,375
B&G Foods, Inc., 5.25%, 9/15/2027	500,000	532,070
Bank of America Corp., 3.95%, 4/21/2025	500,000	563,870
BNSF Funding Trust I, 6.61%, 12/15/2055 (3MO LIBOR + 235bps)(a)	200,000	228,750
Boeing Co. (The), 2.75%, 2/1/2026	500,000	526,143
Boeing Co. (The), 3.63%, 2/1/2031	250,000	274,051
Charles Schwab Corp. (The), 0.90%, 3/11/2026	750,000	760,167
CIT Group, Inc., 5.00%, 8/1/2023	250,000	273,594
Citigroup, Inc., 1.32%, 5/17/2024 (3MO LIBOR + 110bps)(a)	300,000	304,181
Citigroup, Inc., 4.40%, 6/10/2025	500,000	571,886
Continental Airlines 2010-1 Class A Pass Through Trust, 4.75%, 1/12/2021	390,892	391,289
Delta Air Lines, Inc., 3.40%, 4/19/2021	500,000	503,305
Discover Financial Services, 5.20%, 4/27/2022	475,000	503,449
Ford Motor Co., 8.50%, 4/21/2023	900,000	1,014,394
Ford Motor Credit Co. LLC, 3.34%, 3/18/2021	100,000	100,375
General Motors Financial Co., Inc., 3.55%, 4/9/2021	300,000	302,331
General Motors Financial Co., Inc., 1.78%, 1/14/2022 (3MO LIBOR + 155bps)(a)	200,000	201,665
General Motors Financial Co., Inc., 3.70%, 5/9/2023	500,000	530,292
Genworth Financial, Inc., 7.63%, 9/24/2021	600,000	610,500
Genworth Holdings, Inc., 2.22%, 11/15/2036 (3MO LIBOR + 200bps)(a)	1,000,000	415,000
Gilead Sciences, Inc., 3.65%, 3/1/2026	500,000	567,499
GM Financial Automobile Leasing Trust 2018-3 Class B, 3.48%, 7/20/2022	464,579	465,340
Goldman Sachs Group, Inc., 0.96%, 2/23/2023 (3MO LIBOR + 75bps)(a)	300,000	302,890
Goldman Sachs Group, Inc., 1.97%, 10/28/2027 (3MO LIBOR + 175bps)(a)	250,000	262,939
iHeartCommunications, Inc., 6.38%, 5/1/2026	500,000	535,938
JPMorgan Chase & Co., 1.45%, 10/24/2023 (3MO LIBOR + 123bps)(a)	500,000	509,153
JPMorgan Chase & Co., 4.13%, 12/15/2026	500,000	585,315
LYB International Finance II B.V., 3.50%, 3/2/2027	400,000	446,635
LYB International Finance III, LLC, 1.24%, 10/1/2023 (3MO LIBOR + 100bps)(a)	250,000	250,461
Macy's Retail Holdings, LLC, 3.88%, 1/15/2022	500,000	497,660
Masco Corp., 3.50%, 11/15/2027	300,000	340,215
Mizuho Financial Group, Inc., 0.84%, 5/25/2024 (3MO LIBOR + 63bps)(a)	500,000	501,047
Mizuho Financial Group, Inc., 0.85%, 9/8/2024	250,000	251,623
Morgan Stanley, 1.43%, 5/8/2024 (3MO LIBOR + 122bps)(a)	500,000	509,816

See accompanying notes which are an integral part of this schedule of investments.

CHANNEL SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2020 (Unaudited)

CORPORATE BONDS — 93.23% - continued	Principal Amount	Fair Value
Morgan Stanley, 4.35%, 9/8/2026	$ 750,000	$ 884,920
Nasdaq, Inc., 1.65%, 1/15/2031	500,000	496,085
National Oilwell Varco, Inc., 2.60%, 12/1/2022	128,000	131,204
Newfield Exploration Co., 5.75%, 1/30/2022	300,000	311,677
Ovintiv, Inc., 3.90%, 11/15/2021	450,000	455,698
Pitney Bowes, Inc., 3.88%, 5/15/2022	500,000	515,508
Pitney Bowes, Inc., 4.70%, 4/1/2023	250,000	255,911
Ross Stores, Inc., 0.88%, 4/15/2026	550,000	550,483
Ross Stores, Inc., 1.88%, 4/15/2031	250,000	251,450
Synchrony Financial, 3.75%, 8/15/2021	170,000	172,464
United Airlines 2020-1 Class A Pass Through Trust, 5.88%, 4/15/2029	250,000	270,797
Verizon Communications, Inc., 1.32%, 5/15/2025 (3MO LIBOR + 110bps)(a)	500,000	513,740
Wells Fargo & Co., 3.00%, 4/22/2026	500,000	550,706
Wells Fargo & Co., 5.90%, Perpetual (3MO LIBOR + 311bps)(a)	150,000	159,721
Wells Fargo Bank NA, 3.55%, 8/14/2023	550,000	594,296

TOTAL CORPORATE BONDS - DOMESTIC (Cost $22,402,168)		22,839,138

Corporate Bonds - Foreign — 6.10%
Corporate Bonds - Canada - 2.16%
Toronto-Dominion Bank (The), 3.63%, 9/15/2031	500,000	567,099

Corporate Bonds - Ireland - 2.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	250,000	262,255
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/15/2027	250,000	283,427
		545,682
Corporate Bonds - Luxembourg - 1.86%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	488,787

TOTAL CORPORATE BONDS - FOREIGN (Cost $1,517,852)		1,601,568

TOTAL CORPORATE BONDS (Cost $23,920,020)		24,440,706

U.S. TREASURY OBLIGATIONS — 3.91%

United States Treasury Note, 0.13%, 12/31/2022	645,000	645,088
United States Treasury Note, 0.38%, 11/30/2025	380,000	380,564

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,024,961)		1,025,652

See accompanying notes which are an integral part of this schedule of investments.

CHANNEL SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2020 (Unaudited)

MONEY MARKET FUNDS - 2.15%	Shares	Fair Value

Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	563,118	$563,118

TOTAL MONEY MARKET FUNDS (Cost $563,118)		563,118

TOTAL INVESTMENTS — 99.29% (Cost $25,508,099)		26,029,476

Other Assets in Excess of Liabilities — 0.71%		185,831

NET ASSETS — 100.00%		$26,215,307

(a)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2020. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

As of December 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$129,787
Gross unrealized depreciation	(2,655)
Net unrealized appreciation/(depreciation) on investments	$127,132
Tax cost of investments	$25,902,344

See accompanying notes which are an integral part of this schedule of investments.

Channel Short Duration Income Fund

Related Notes to the Schedule of Investments

December 31, 2020

(Unaudited)

The Channel Short Duration Income Fund, (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Channel Investment Partners LLC (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are

Channel Short Duration Income Fund

Related Notes to the Schedule of Investments – continued

December 31, 2020

(Unaudited)

not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2020 in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$ -	$ 22,839,138	$ -	$ 22,839,138
Foreign Corporate Bonds	-	1,601,568	-	1,601,568
U.S. Treasury Obligations	-	1,025,652	-	1,025,652
U.S. Government Agencies	-	-	-	-
Money Market Funds	563,118	-	-	563,118
Total	$ 563,118	$ 25,466,358	$ -	$ 26,029,476

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.